19. Income Taxes: Schedule of Deductible Temporary Differences (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Details
Non-capital losses carried forward	$ 5,226,507	$ 1,110,151	$ 300,805
Exploration and evaluation assets	(100,081)	(100,058)	(109,447)
Other items	493,493	660,396	15,278
Other comprehensive income, before tax	$ 5,619,919	$ 1,670,489	$ 206,636